CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES - (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Amortized Cost of marketable securities by contractual maturities	$ 2,001.9	$ 2,160.8
Gross unrealized gain of marketable securities by contractual maturity	16.2	3.1
Gross unrealized loss of marketable securities by contractual maturity	(2.1)	(20.3)
Fair value of marketable securities by contractual maturities	2,016.0	2,143.6
Within One Year [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Amortized Cost of marketable securities by contractual maturities	689.6	736.3
Gross unrealized gain of marketable securities by contractual maturity	1.2	0.3
Gross unrealized loss of marketable securities by contractual maturity	(1.6)	(4.9)
Fair value of marketable securities by contractual maturities	689.2	731.7
After One Year Through Five Years [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Amortized Cost of marketable securities by contractual maturities	1,312.3	1,424.5
Gross unrealized gain of marketable securities by contractual maturity	15.0	2.8
Gross unrealized loss of marketable securities by contractual maturity	(0.5)	(15.4)
Fair value of marketable securities by contractual maturities	$ 1,326.8	$ 1,411.9